SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value added taxes, Revenue recognition (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue recognition
Return and refund policy term (in days)	7 days	7 days
Cost of revenues	¥ 2,498,916,443	$ 362,308,827	¥ 2,891,758,188	¥ 1,885,180,256
Transaction price allocated to remaining performance obligations	73,901,130
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-31
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 62,471,630
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Shipping costs incurred
Revenue recognition
Cost of revenues	¥ 101,970,407		¥ 49,456,660	¥ 43,743,258
Revenues from sales of products
Value added taxes
VAT rate (in percentage)	13.00%
Revenues from sales of services
Value added taxes
VAT rate (in percentage)	6.00%
Minimum
Revenue recognition
Free service period	1 year	1 year
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue recognition
Transaction price allocated to remaining performance obligations	¥ 11,429,500
Period over which remaining performance obligation is expected to be recognized as revenue	12 months
Maximum
Revenue recognition
Free service period	2 years	2 years
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue recognition
Period over which remaining performance obligation is expected to be recognized as revenue	36 months